Property, plant and equipment - Summary of Property Plant Equipment And Right Of Use Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Oil and Gas assets, Facilities, Corporate assets	$ 1,852.3	$ 1,334.1
Right-of-use assets	5.3	8.0
Total	$ 1,857.6	$ 1,342.1